Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 3,656	$ 7,073	$ 1,003
Accounts receivable, net	7,638	5,341	8,021
Inventories	42,274	36,692	31,442
Amounts due from related parties	1,220	1,068	50
Financial assets available for sales	256	242	325
Deposits, prepayments and other receivables	5,273	1,965	3,230
Total current assets	60,318	52,381	44,071
Non-current assets:
Property and equipment, net	1,841	1,817	7,218
Right-of-use assets	1,168	1,592	1,489
Investment in equity securities	2,200	2,200
Deferred tax assets	11	11	8
Total non-current assets	5,220	5,620	8,715
TOTAL ASSETS	65,538	58,001	52,786
Current liabilities:
Accounts payable and accrued liabilities	3,785	4,758	4,781
Customer deposits	6,486	3,238	5,884
Amounts due to related parties	14,860	15,099	17,167
Bank borrowings	10,440	4,588	8,862
Lease liabilities	4,272	3,482	3,484
Income tax payable	300	313	1,007
Total current liabilities	40,143	31,478	41,185
Long-term liabilities:
Bank borrowings		431	3,175
Lease liabilities	3,700	4,265	2,114
Total long-term liabilities	3,700	4,696	5,289
TOTAL LIABILITIES	43,843	36,174	46,474
Commitments and contingencies
Shareholders’ equity
Ordinary share, par value US$0.00025, 400,000,000 shares authorized, 30,840,000 and 24,800,000 ordinary shares issued and outstanding as of December 31, 2023 and 2022, respectively	8	8	6
Additional paid-in capital	18,945	18,945	5,440
Retained earnings	3,101	3,024	1,235
Non-controlling interest			50
Accumulated other comprehensive loss	(359)	(150)	(419)
Total shareholders’ equity	21,695	21,827	6,312
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	65,538	58,001	52,786
Related Party [Member]
Current assets:
Amounts due from related parties	1,221	1,068	50
Current liabilities:
Amounts due to related parties	$ 14,860	$ 15,099	$ 17,167